SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL.
Disclosure of classes of share capital [text block]

	Number of
	Common
(in thousands except share amounts)	Shares	Share Capital

Balance-January 1, 2024	890,970,371	$1,655,024
Issued for cash:
Shares issued proceeds-total	3,000,000	14,100
Less: flow-through share premium	—	(5,850)
Less: share issue costs	—	(722)
Other share issue proceeds-total	41,895	111
Less: other share issue costs	—	(16)
Share option exercises	1,105,167	1,373
Share option exercises-transfer from contributed surplus	—	647
Share unit exercises-transfer from contributed surplus	595,668	522
	4,742,730	10,165
Balance- December 31, 2024	895,713,101	$1,665,189
Issued for cash:
Shares issued proceeds-total	2,702,703	15,000
Less: flow-through share premium	—	(4,730)
Less: share issue costs	—	(815)
Other share issue proceeds-total	45,442	86
Less: other share issue costs	—	(19)
Share option exercises	876,002	1,310
Shares issued related to Skyharbour transaction (note 9)	1,607,372	6,000
Less: share issue costs	—	(19)
Share option exercises-transfer from contributed surplus	—	646
Share unit exercises-transfer from contributed surplus	666,330	1,183
	5,897,849	18,642
Balance- December 31, 2025	901,610,950	$1,683,831